Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

15. Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited Condensed Consolidated Financial Statements were issued. Other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited Condensed Consolidated Financial Statements.

Tranche B SPA Funding

In April 2023, Senyun, a Purchaser affiliated with ATW Partners LLC and RAAJJ Trading LLC purchased additional senior secured notes and SPA Warrants of the Company. The Company received gross proceeds of $4.0 million ($3.6 million net of original issuance discount) in exchange for such issuances.

Tranche C SPA Funding

In April and May 2023, Senyun and a Purchaser affiliated with ATW Partners LLC purchased additional senior secured notes and SPA Warrants of the Company. The Company received gross proceeds of $15.0 million ($13.5 million net of original issuance discount) in exchange for such issuances.

Equity Awards

On April 17, 2023, the Board granted, under the 2021 SI Plan, a total of 54,011 fully vested RSUs, with a grant date value of $0.35, to non-employee directors of the Company.

On April 27, 2023, the Board granted, under the 2021 SI Plan, a total of 386,574 RSUs, with a grant date value of $0.27, to certain employees of the Company.

Amendment No. 8 to the SPA

On May 8, 2023, and May 9, 2023, the Company amended the terms of the SPA with Senyun, FF Simplicity and FF Prosperity (together, “ATW Parties”) (“Amendment No. 8”), pursuant to which: (i) the definition of Floor Price (as defined in each such Secured SPA Note), was amended from $0.21 to $0.10; (ii) Make-whole Interest shall be paid upon conversion of principal of the Secured SPA Notes; (iii) the conversion price for the Secured SPA Notes was amended from $1.05 to $0.89, subject to adjustment as set forth in the Secured SPA Notes; and (iv) the exercise price for the Secured SPA Warrants was amended from $1.05 to $0.89, subject to adjustment as set forth in the Secured SPA Warrants.

Unsecured Securities Purchase Agreement

On May 8, 2023, the Company entered into the Unsecured SPA with Unsecured SPA Purchasers to issue and sell, subject to the satisfaction of certain closing conditions, $100.0 million aggregate principal amount of the Company’s senior unsecured convertible promissory notes. The Unsecured SPA Purchasers committed to fund in eight subsequent closings fifteen days apart, subject to the satisfaction of certain closing conditions. In addition, any Unsecured SPA Purchaser may postpone or cancel any closing pursuant to the Unsecured SPA in its reasonable discretion if it reasonably determines, based on public information, that the first phase of the Company’s three-phase delivery plan as disclosed in public filings has not begun or will not begin prior to May 31, 2023 and/or the second phase of such delivery plan has not begun or will not begin prior to June 30, 2023, in each case within 15 calendar days of such deadline.

The Unsecured SPA Notes are subject to an original issue discount of 10%, accrue interest at 10% per annum, and are convertible into shares of Class A Common Stock of the Company, at a conversion price equal to $0.89, plus an interest make-whole amount, subject to certain adjustments including full ratchet anti-dilution price protection. Each Unsecured SPA Note matures on the date that is six years.

Under the Unsecured SPA Notes, at each closing, the Unsecured SPA Purchaser is entitled to receive an Unsecured SPA Warrant registered in the name of such Unsecured SPA Purchaser to purchase up to a number of shares of Common Stock equal to 33% of such shares issuable to such Unsecured SPA Purchaser upon conversion of the aggregate principal amount under the Unsecured SPA Note funded at such closing, with an exercise price equal to $0.89 per share, subject to full ratchet anti-dilution price protection and other adjustments, and are exercisable for seven years on a cash or cashless basis.

Each Unsecured SPA Purchaser has the option, from time to time for 12 months after the date of the Unsecured SPA, to purchase additional convertible senior unsecured notes and warrants on the same terms as the Unsecured SPA Notes in an aggregate amount not to exceed 50% of the initial principal amount of the Unsecured SPA Notes issued to such Unsecured SPA Purchaser, subject to certain conditions.

On May 10, 2023, the Company received gross proceeds pursuant to the Unsecured SPA totaling $3.3 million ($3.0 million net of original issuance cost).

Note Conversions

Between April 1, 2023 and May 12, 2023 the Purchasers converted portions of an aggregate principal amount of $60.2 million of the SPA Notes at a conversion price of $1.05 to $0.14 per share into 299,648,761 shares of Class A Common Stock.

Between April 1, 2023 and May 12, 2023 the Purchasers converted portions of an aggregate principal amount of $3.3 million of the Unsecured Notes at a conversion price of $0.89 to $0.14 per share into 23,691,100 shares of Class A Common Stock.

Authorized Shares

As of the date of the issuance of the unaudited Condensed Consolidated Financial Statements, the Company may not have sufficient remaining authorized shares of Class A Common Stock to fulfill its obligation to issue shares upon exercise of all of the warrants and conversion of all of the notes issued or issuable under the SPA, or to pay interest Make-Whole Amounts in shares upon conversion of such notes. Under the SPA, each Purchaser has the option, from time to time until November 10, 2023, to purchase additional Tranche B Notes and warrants of the Company, subject to certain conditions, in an aggregate amount not to exceed the initial principal amount of the Bridge Notes and Incremental Notes issued to such Purchaser. Under the NPA, the Investors have a similar option to acquire additional Optional Notes and warrants of the Company, subject to certain conditions. If there is an insufficient number of remaining authorized shares of Class A Common Stock, the Company would be required to pay the interest “Make-Whole Amount” in cash, which could adversely affect the Company’s liquidity position, business and results of operations. In order to have a sufficient number of authorized shares of common stock to issue to the Purchasers and/or Investors pursuant to the NPA and SPA, the Company may call a subsequent special meeting to obtain stockholder approval to further increase the Company’s authorized shares of common stock.

Events Subsequent to the Original Issuance of Condensed Consolidated Financial Statements

In connection with the reissuance of the unaudited Condensed Consolidated Financial Statements, the Company has evaluated subsequent events through May 24, 2023, the date the unaudited Condensed Consolidated Financial Statements were reissued.

Note Conversions

Between May 13, 2023 and May 24, 2023 the Purchasers converted portions of an aggregate principal amount of $6.0 million of the SPA Notes at a conversion price of $1.05 to $0.14 per share into 52,142,115 shares of Class A Common Stock.

FF China Promissory Note

As of the date of the issuance of the unaudited Condensed Consolidated Financial Statements, FF Automotive (China) Co. Ltd., a subsidiary of the Company, is negotiating the terms of, and intends to enter into, an interest-free short-term promissory note of RMB 20.0 million with an investor. On May 9, 2023, the investor prefunded the RMB 20.0 million to FF Automotive (China) Co. Ltd.. Pursuant to the terms of the draft promissory note, FF Automotive (China) Co. Ltd. will repay the note in full when the investor funds $5.0 million of its commitment under the Unsecured SPA, which is anticipated to occur within approximately one month from the issuance of the unaudited Condensed Consolidated Financial Statements.

Authorized Shares

As of the date of the reissuance of the unaudited Condensed Consolidated Financial Statements, the Company may not have sufficient remaining authorized shares of Class A Common Stock to fulfill its obligation to issue shares upon exercise of all of the warrants and conversion of all of the notes issued or issuable under the SPA, or to pay interest Make-Whole Amounts in shares upon conversion of such notes. Under the SPA, each Purchaser has the option, from time to time until November 10, 2023, to purchase additional Tranche B Notes and warrants of the Company, subject to certain conditions, in an aggregate amount not to exceed the initial principal amount of the Bridge Notes and Incremental Notes issued to such Purchaser. Under the NPA, the Investors have a similar option to acquire additional Optional Notes and warrants of the Company, subject to certain conditions. If there is an insufficient number of remaining authorized shares of Class A Common Stock, the Company would be required to pay the interest “Make-Whole Amount” in cash, which could adversely affect the Company’s liquidity position, business and results of operations. In order to have a sufficient number of authorized shares of common stock to issue to the Purchasers and/or Investors pursuant to the NPA and SPA, the Company may call a subsequent special meeting to obtain stockholder approval to further increase the Company’s authorized shares of common stock.

18. Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the Consolidated Financial Statements were issued. Other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the Consolidated Financial Statements.

Bridge Notes Conversions

Between January 9, 2023 and the date of the filing of this Annual Report on Form 10-K, the Purchasers converted portions of the aggregate principal amount of the outstanding convertible notes of $23.5 million of Bridge Notes principal at a conversion price of $0.89 to $1.05 per share into 78,342,565 shares of Class A Common Stock.

Amended and Restated Shareholder Agreement

On January 13, 2023, the Company entered into an Amended and Restated Shareholder Agreement (the “Amended Shareholder Agreement”) with FF Top, pursuant to which the Company agreed to submit proposals for approval by the Company’s stockholders regarding the following amendments to the Company’s Amended and Restated Charter: (i) an amendment to provide that (a) the voting power of the Class B Common Stock will be 10 votes per share, and (b) the voting power of the Class B Common Stock will increase from 10 votes per share to 20 votes per share immediately following the Company achieving a $3,000,000 equity market capitalization; (ii) an amendment to include in the Amended and Restated Charter FF Top’s right to nominate and propose removal of its designees to the Board pursuant to the Amended Shareholder Agreement; (iii) an amendment to provide stockholders with a written consent right subject to certain conditions, including that FF Top continue to hold a certain number of shares of Common Stock; and (iv) an amendment to require, in the case of amendments to the Amended and Restated Charter or to the Company’s amended and restated bylaws that amend the rights afforded to FF Top pursuant to the Amended Shareholder Agreement, (a) unanimous Board approval, (b) approval by holders of two-thirds of all issued and outstanding shares of Common Stock, voting together as a single class, and (c) approval by holders of a majority of issued and outstanding shares of Class B Common Stock, voting together as a separate class. The Company intends to call a special meeting in March 2023 to obtain stockholder approval of these proposals.

Fifth Amendment to the SPA

On January 25, 2023, FFIE entered into a Limited Consent and Amendment No. 5 to the SPA (“Fifth Amendment”) with FF Simplicity as administrative and collateral agent and Senyun as purchaser, pursuant to which Senyun agreed to purchase 10.0 million in principal amount of additional SPA Notes no later than January 27, 2023, which 10.0 million amount was funded on January 26, 2023. Pursuant to the Fifth Amendment, FFIE also agreed (a) to use commercially reasonable efforts to file an amendment to the Company’s registration statement (File No. 333-268972) no later than January 29, 2023 and to seek effectiveness of such registration statement on or prior to February 10, 2023, which effectiveness notice was received on February 8, 2023; (b) to use commercially reasonable efforts to file an additional registration statement on Form S-1 registering the re-sale by Senyun of all remaining shares of Class A Common Stock underlying Senyun’s SPA Notes and SPA Warrants no later than February 10, 2023 and to seek effectiveness of such additional registration statement as promptly as practicable thereafter (which registration statement was eventually filed on February 13, 2023); (c) to honor the conversion notice submitted by Senyun on January 18, 2023, and to reserve sufficient shares of Class A Common Stock to satisfy the conversion and exercise of all of Senyun’s SPA Notes and SPA Warrants to the extent FFIE has sufficient authorized but unissued or uncommitted shares of Class A Common Stock. The notes subjected to the January 18, 2023 conversion notice were issued in February 2023.

Sixth Amendment to the SPA

On February 3, 2023, the Company entered into an amendment to the SPA (“Sixth Amendment”) with FF Simplicity as administrative and collateral agent and Senyun, FF Top, FF Simplicity and other purchasers, pursuant to which the Company secured funding commitments of $135.0 million in exchange for the issuance of senior secured convertible notes (“Tranche C Notes”). The funding of such commitments shall be in stages and contingent upon completing certain conditions, as described in the agreement between the parties. The Tranche C Notes constitute SPA Notes and, among others, are issuable at 10% original issue discount and have a $1.05 base conversion price subject to full ratchet anti-dilution price protection and other adjustments as set forth therein, five year interest make-whole (calculated using the greater of (x) $0.21 per share of Common Stock and (y) 90% of the lowest VWAP for the five consecutive trading days ending on the trading day that is immediately prior to the date on which interest is paid in shares of Common Stock), which entitle the lenders to receive all interest that accrued and would have accrued on their converted notes had they been held to maturity, 10% per annum interest rate (or 15% if paid in Common Stock subject to certain conditions). As part of the Sixth Amendment, the Company agreed to issue warrants, which constitute SPA Warrants, to purchase number of shares of Common Stock equal to 33% of such purchaser’s conversion shares, with an exercise price equal to $1.05 per share, subject to full ratchet anti-dilution price protection and other adjustments and a seven year termination date. Each purchaser also has the option to purchase a certain amount of additional notes and warrants from time to time for twelve months from the effective date of the Sixth Amendment (“Tranche D Notes”). The Company received gross proceeds of $70.0 million as part of the Sixth Amendment ($62.2 million net of original issue discount and transaction costs).

Warrant Exchange Agreement

Pursuant to the Sixth Amendment and the Exchange Agreements entered into concurrently therewith between FFIE and holders of ATW NPA Warrants and SPA Warrants (“Exchange Agreements”), (i) the provision under the ATW NPA Warrants and SPA Warrants then-issued that allowed investors to receive the right to purchase additional shares in connection with down round financings was removed, (ii) the ATW NPA Warrants and FF Simplicity’s SPA Warrants then issued, exercisable for an aggregate of 198,129,990 shares of Class A Common Stock, were exchanged for a combination of new warrants, exercisable at $0.23 per share subject to full ratchet anti-dilution price protection and other adjustments, for an aggregate of 42,489,346 shares of Class A Common Stock and new senior secured convertible notes with aggregate principal amount of $25.0 million, and (ii) Senyun’s SPA Warrants then issued, exercisable for an aggregate amount of 276,270,842 shares of Class A Common Stock, were exchanged for a combination of new warrants, each exercisable at $0.2275 per share subject to full ratchet anti-dilution price protection and other adjustments, for an aggregate of 48,000,000 shares of Class A Common Stock and new senior secured convertible notes with aggregate principal amount of $16.0 million (collectively with the notes issued pursuant to clause (ii), the “exchange Notes”). The Exchange Notes are convertible at a conversion rate calculated at the lesser of (a) 90% of the VWAP for the trading day that is immediately prior to the date on which interest is paid in shares of Common Stock or (b) the greater of (x) $0.21 per share of Common Stock and (y) 90% of the average VWAP for the five consecutive trading days ending on the trading day that is immediately prior to the date on which interest is paid in shares of Common Stock. The Exchange Notes will constitute SPA Notes, except: (i) the holders thereof do not have the option under the SPA to purchase certain additional SPA Notes within 24 months from the effective date of the Sixth Amendment; (ii) such notes are not subject to any prepayment premium or penalty applicable to other SPA Notes; (iii) such notes are not subject to an original discount of 10%; and (iv) such notes are not entitled to the most favorable terms granted to other SPA Notes purchased simultaneously or after the purchase of such notes. Such notes are prepayable and redeemable at par at any time by FFIE upon fifteen days’ prior written notice.

Bridge Warrant and ATW NPA Warrant Exercises

Between January 13, 2023 and February 7, 2023, Holders of Bridge Warrants exercised 35,314,752 Bridge Warrants using an exercise price of $0.23 per share into 31,087,999 shares of Class A Common Stock. Between January 13, 2023 and February 7, 2023, the Investors exercised 25,080,851 NPA ATW Warrants using an exercise price of $0.23 per share into 20,040,709 shares of Class A Common Stock. The Company received $4.1 million in cash for proceeds of warrants.

Tranche B SPA Funding

In February 2023, Senyun and a Purchaser affiliated with ATW Partners LLC exercised 20% of their options to purchase additional senior secured notes and SPA Warrants of the Company under the same terms as the Incremental Notes. The Company received gross proceeds of $18.0 million $16.2 million net of original issuance discount) in exchange for such issuances.

Start of Production and Start of Delivery Incentive Plan

On February 16, 2023, the Board approved the Company’s Start of Production and Start of Delivery Incentive Plan (“Incentive Plan”) granting cash bonuses and equity incentive awards to all active employees of the Company upon the commencement of the start of production of the Company’s FF 91 Futurist on or prior to March 31, 2023 and the commencement of the start of delivery of the Company’s FF 91 Futurist on or prior to April 30, 2023. The Company determined that the Incentive Plan does not have a material impact on the Consolidated Financial Statements as of and for the year ended December 31, 2022.

Reporting Lines Restructuring

On February 26, 2023, after an assessment by the Board of the Company’s management structure, the Board approved Mr. Yueting Jia (alongside Mr. Xuefeng Chen) reporting directly to the Board, as well as FF’s product, mobility ecosystem, I.A.I., and advanced R&D technology departments reporting directly to Mr. Jia. The Board also approved FF’s user ecosystem, capital markets, human resources and administration, corporate strategy and China departments reporting to both Mr. Jia and Mr. Xuefeng Chen, subject to processes and controls to be determined by the Board after consultation with the Company’s management. The Company’s remaining departments continue to report to Mr. Xuefeng Chen. Based on the changes to his responsibilities within the Company, the Board determined that Mr. Jia is an “officer” of the Company within the meaning of Section 16 of the Exchange Act and an “executive officer” of the Company under Rule 3b-7 under the Exchange Act.

Authorized Shares

On February 28, 2023, the Company’s stockholders approved the proposal adopt an amendment to the Company’s Second Amended and Restated Certificate of Incorporation to increase the number of authorized shares of Class A Common Stock from 815,000,000 to 1,690,000,000, increasing the total number of authorized shares of Common Stock and Preferred Stock from 900,000,000 to 1,775,000,000.